AUGUST 2022	HIT’s Impact In Minnesota*

108 Projects	36 Cities Across Minnesota	$1.8B Invested Capital	24.9M Hours of Union Construction Work	14,134 Units of Housing (50% affordable)	$5.7B Total Economic Impact

*

Job and economic impact figures are estimates calculated using IMPLAN, an input-output model, based on HIT and HIT subsidiary Building America CDE, Inc. project data.

Data is current from inception (1984) - August 26, 2022. Economic impact data is in 2021 dollars and all other figures are nominal.

1227 25th Street, NW | Suite 500 | Washington, DC 20037 | 202.331.8055 | www.aflcio-hit.com

HIT Minnesota Projects Since Inception (1984)

CITY/PROJECT	UNITS	AFFORDABLE
Anoka
Engles Estates	126	25
The American Cooperative of Anoka	87
Apple Valley
Zvago Cooperative at Central Village	58
Blaine
Blaine Town Square Senior Housing	87	70
Bloomington
Applewood Pointe of Bloomington at Southtown	101
Old Cedar Apartments	68	68
Realife Cooperative of Bloomington	78	78
Summerhill Coop of Bloomington	40	8
Brooklyn Center
The Crest Apartments	171	171
Brooklyn Park
Realife of Brooklyn Park	99	19
Burnsville
Parkway Coop of Burnsville	102	20
Realife Cooperative of Burnsville	120	120
Summit Townhomes	114	22
Wyngate Townhomes	50	38
Chaska
Clover Field Market Place	117	59
Columbia Heights
42nd & Central	62	62
Coon Rapids
Riverdale Station East	180
Riverdale Station West	71	55
Duluth
Bay Point Estates Apts.	76	15
Gramercy Park Duluth	74	14
Mount Royal Pines III	54	54
The District Flats at Miller Hill	72
Zenith	122	13
Zvago Cooperative at Lake Superior	51
Eden Prairie
Eden Lake Townhomes	40	8
Elevate at Southwest Station	222	45
Hills of Eden Prairie	37	7
Realife Cooperative of Valley View	94	18
Regency Park	86	17
Summerhill Coop of Eden Prairie	48	9
Summit Place ALF	95	95
Summit Place Apartments	171	43
Edina
Yorkdale Terrace Townhomes	90	90
Falcon Heights
Amber Union	125	125
Falcon Heights Mixed Income	119	50
Falcon Heights Town Square -- Seniors	56	11
Grand Rapids
Colony Square Cooperative	37	7
Grand Itasca Clinic & Hospital	64	12
Hastings
Haven Homes	107	107

CITY/PROJECT	UNITS	AFFORDABLE
Hermantown
The Meadows Townhomes	168	34
Inver Grove Heights
Babcock Trail Townhomes	100	20
Gramercy Park of St. Paul	111	22
Inver Glen Senior Housing	103
Salem Green Apartments	320	64
Mankato
Colonial Manor	95	19
Maple Grove
Longstreet Apartments	264	52
Maplewood
Beaver Creek/Pondview	60	12
Minneapolis
1500 Nicollet	183	183
1900 Central/VOA Senior Housing	51	11
Bassett Creek Apartments	139
Cecil Newman Apartments	64	64
City Walk - Walkway Uptown Apartments	92
Five 15 on the Park	259	132
Flo Co Fusion	84
Gateway Northeast	128	77
Green on Fourth Apartments	243	66
Greenway Apartments	86	86
Heritage Landing	225	45
Heritage Park III	95	55
Ladder 260	90	90
Lake Street Apartments	111	111
Peregrine Apartments	163	163
Plymouth Townhomes	140	28
Riverside Plaza Apartments	1,303	1,173
Seward Towers East and West	640	627
Solhem Apartments (Uptown House)	60
St. Anthony Mills Apartments	93	93
The Jourdain	41	32
The LaSalle	121	24
Wellstone Apartments	49	37
Minnetonka
Waterstone Place Apartments	164	33
Zvago Cooperative at Glen Lake	54
Mounds View
Realife Cooperative of Mounds View	74	14
New Brighton
Meadowood Shores	106	21
Plymouth
Creekside Apartments	204	40
Fernbrook Townhomes	72	14
Regent at Plymouth	120	120
Stone Creek Village	130	34
Richfield
Gramercy Park Cooperative	87	17
The Chamberlain	316	64
Robbinsdale
Parker Station Flats	198
Rochester
Fontaine Towers	151	151

HIT Minnesota Projects Since Inception (1984), continued

CITY/PROJECT	UNITS	AFFORDABLE
Roseville
Applewood Pointe of Roseville at Langton Lake	48
St. Louis Park
Ellipse on Excelsior	132
Excelsior & Grand Apartments	337	18
Parkwood Shores Assisted Living Facility	46	46
Rise on 7	120	120
St. Paul
333 on the Park	134
Brandt Jens Kluge	36	7
Marian Center of St. Paul	127	127
Morrow (University and Fairview)	243	243
Phalen Senior Lofts	73	73
Pioneer Apartments	143	143
Sibley Park Apartments	114	46
Soul	178	178
The Penfield	254
Union Flats	217	217
University & Dale	98	79
West Side Flats Apartments	178	35
Wilder Square	136	136
Winnipeg Apartments	56	56
Zvago Cooperative at St. Anthony Park	49
Stillwater
Zvago Cooperative at Stillwater	48
West St. Paul
Realife Cooperative of West St. Paul	97	19
White Bear Lake
Lakewood Place Apartments	60	12
Woodbury
Sundance at Settler’s Ridge	218
Woodland Elders Assisted Living	64	64
Grand Total	14,134	7,002

The projects shown on this table may not reflect HIT’s current portfolio for any or all of the following reasons: (i) the assets related to the project(s) shown on this table may no longer be held in the HIT’s current portfolio; (ii) other assets in the HIT’s current portfolio may have characteristics different from those shown on this table; and (iii) this table is not a complete list of all the projects financed by the HIT as of the date of this report. A complete list of the HIT’s portfolio holdings as of the most recently disclosed month-end is available upon request or on its website at aflcio-hit.com.

Investors should consider the HIT’s investment objectives, risks and expenses carefully before investing. Investors may view the HIT’s current prospectus, which contains more complete information, on its website at www.aflcio-hit.com and may obtain a copy from the HIT by calling the Marketing and Investor Relations Department collect at 202-331-8055. Investors should read the current prospectus carefully before investing.